Loan Sale and Servicing Activities and Variable Interest Entities (Narrative) (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Liability related to investments in low income housing tax credits	$ 0.6	$ 0.5
Cumulative effect of adopting ASU 2014-01 | Low Income Housing Tax Credit Investments
Amortization Recognized Low Income Housing Tax Credit Investments	0.2
Tax Credits Recognized Low Income Housing Tax Credit Investments	0.2
Other Tax Benefits Recognized Low Income Housing Tax Credit Investments	$ 0.1